Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Statement [Line Items]
Intangible assets other than goodwill	$ 2,424	[1]	$ 2,272
Software amortizing [member]
Statement [Line Items]
Intangible assets other than goodwill	1,475		1,157
Internally generated [member] | Software amortizing [member]
Statement [Line Items]
Intangible assets other than goodwill	$ 679		$ 416

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).